Note 42 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss and revenue or loss net by modification	6 Months Ended
Jun. 30, 2020
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Impairment or Reversal of Impairment on financial assets not measured at fair value through profit or loss

42. Impairment or (reversal) of impairment on financial assets not measured at fair value through profit or loss or net gains by modification

The breakdown of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss by the nature of those assets in the accompanying consolidated income statements is as follows:

Impairment or (reversal) of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Millions of Euros)
	Notes	June 2020	June 2019
Financial assets at fair value through other comprehensive income - Debt securities	12.4	71	5
Financial assets at amortized cost (*)		4,075	1,727
Of which: recovery of written-off assets		(145)	(534)
Total		4,146	1,731

(*) As of June 30, 2020 the amount includes mainly the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic (see Notes 1.5 and 6.2).